Non-current financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2019
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Non-current financial assets at fair value through other comprehensive income
12.	Non-current financial assets at fair value through other comprehensive income

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Designation of equity instruments
Foreign unlisted stocks	38,534	38,534
Valuation adjustment	135,823	83,274

	174,357	121,808

a)
Based on the Group’s business model, the foreign unlisted stocks held for strategic investments were elected to classify as “Financial assets at fair value through other comprehensive income”. As of December 31, 2018 and 2019, the fair value of aforementioned investments is the carrying amount at the end of each reporting period.

b)	Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	2018	2019
	NT$000	NT$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	85,022	(52,549)

c)	No financial assets at fair value through other comprehensive income were pledged to others.

d)	Information about the fair value measurement is provided in Note 33 b).